Real Estate Facilities - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Real Estate [Abstract]
Real estate acquisitions	$ 0	$ 0	$ 0	$ 0